Financial Assets at Fair Value Through Other Comprehensive Income (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Assets at Fair Value Through Other Comprehensive Income (Details) [Line Items]
Agreements repurchase	$ 7,369	$ 351
Repurchase agreement expiration period	4 days	4 days
Derivatives transactions	$ 39,508	$ 33,599
Debt Instruments Valued At Fair Value [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) [Line Items]
Net unrealized gain recorded in other comprehensive income for available for sale securities	219,425	185,417
Impairment of financial assets	9,496	4,085
Debt Instruments Valued At Fair Value [Member] | Instruments Issued By Chilean Government And Central Bank [Member] | Other Instruments With Repurchase Agreements
Financial Assets at Fair Value Through Other Comprehensive Income (Details) [Line Items]
Instruments delivered	693,206
Technical reserve for an amount equivalent		2,336,780
Financial Assets Availableforsale Category [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) [Line Items]
Realized gains reclassified to the income statement	$ 268	$ 45,468